Consolidated Statements of Cash Flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
OPERATING ACTIVITIES:
Income before income taxes			$ 37,689	$ 36,317	$ 29,007
Adjustments for:
Non-cash operating expenses			938	2,325	79
Depreciation			11,794	10,221	8,919
Depreciation right-of-use assets			1,009	921	776
Amortization			1,035	985	836
Amortization prepaid expenses			906	852	887
Gain on sale of long-lived assets, net			(294)	(137)	(94)
Loss on the retirement of long-lived assets			431	482	186
Loss on the retirement of intangible assets			10	50	1
Share of the (profit) of associates and joint ventures accounted for using the equity method, net of income taxes			(531)	(306)	(215)
Interest income			(2,369)	(3,040)	(3,188)
Interest expense			8,130	7,532	7,102
Foreign exchange (gain) loss, net			(20)	(304)	1,046
Non-cash movements in post-employment and other non-current employee benefits obligations			411	310	338
Impairment on equity investments			13	0	143
Monetary position gain, net			(383)	(216)	(93)
Market value gain on financial instruments			(412)	(67)	(169)
Accounts receivable and other current assets			(4,220)	(2,299)	(1,605)
Other current financial assets			(1,771)	(1,897)	(573)
Inventories			(591)	(2,215)	(779)
Suppliers and other accounts payable			(7,584)	5,146	3,742
Other liabilities			(451)	(1,132)	403
Employee benefits paid			(805)	(585)	(544)
Other taxes			443	(829)	1,384
Income taxes paid			(12,605)	(9,672)	(5,300)
Net cash flows generated from operating activities			30,773	42,442	42,289
INVESTING ACTIVITIES:
Interest collected			2,369	3,040	3,188
Acquisitions of property, plant and equipment			(21,665)	(23,944)	(19,613)
Proceeds from insurance recoveries and sale of long-lived assets	[1]		465	476	178
Acquisitions of intangible assets			(2,125)	(1,848)	(1,019)
Other non-current assets			340	(384)	(1,603)
Dividends received from investments in associates and joint ventures			23	19	79
Investments in other entities and financial assets			(514)	(751)	(1,280)
Net cash flows used in investing activities			(21,107)	(23,392)	(20,070)
FINANCING ACTIVITIES:
Proceeds from borrowings			14,988	1,394	151
Repayments of borrowings			(3,141)	(28)	(8,401)
Interest paid			(5,005)	(4,660)	(4,537)
Dividends paid			(15,735)	(12,870)	(12,275)
Interest paid on lease liabilities			(375)	(349)	(278)
Payments of leases			(895)	(856)	(690)
Financing instruments			(1,985)	(2,273)	(322)
Net cash flows used in financing activities			(12,148)	(19,642)	(26,352)
Net decrease in cash and cash equivalents			(2,482)	(592)	(4,133)
Cash and cash equivalents at the beginning of the period			32,779	31,060	40,277
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies			(2,230)	2,311	(5,084)
Cash and cash equivalents at the end of the period			$ 28,067	$ 32,779	$ 31,060
Currency in which supplementary information is displayed
OPERATING ACTIVITIES:
Income before income taxes	[2]	$ 2,093
Adjustments for:
Non-cash operating expenses	[2]	52
Depreciation	[2]	655
Depreciation right-of-use assets	[2]	56
Amortization	[2]	57
Amortization prepaid expenses	[2]	50
Gain on sale of long-lived assets, net	[2]	(16)
Loss on the retirement of long-lived assets	[2]	24
Loss on the retirement of intangible assets	[2]	1
Share of the (profit) of associates and joint ventures accounted for using the equity method, net of income taxes	[2]	(29)
Interest income	[2]	(132)
Interest expense	[2]	452
Foreign exchange (gain) loss, net	[2]	(1)
Non-cash movements in post-employment and other non-current employee benefits obligations	[2]	23
Impairment on equity investments	[2]	1
Monetary position gain, net	[2]	(21)
Market value gain on financial instruments	[2]	(23)
Accounts receivable and other current assets	[2]	(234)
Other current financial assets	[2]	(98)
Inventories	[2]	(33)
Suppliers and other accounts payable	[2]	(421)
Other liabilities	[2]	(25)
Employee benefits paid	[2]	(45)
Other taxes	[2]	25
Income taxes paid	[2]	(700)
Net cash flows generated from operating activities	[2]	1,709
INVESTING ACTIVITIES:
Interest collected	[2]	132
Acquisitions of property, plant and equipment	[2]	(1,203)
Proceeds from insurance recoveries and sale of long-lived assets	[1],[2]	26
Acquisitions of intangible assets	[2]	(118)
Other non-current assets	[2]	19
Dividends received from investments in associates and joint ventures	[2]	1
Investments in other entities and financial assets	[2]	(29)
Net cash flows used in investing activities	[2]	(1,172)
FINANCING ACTIVITIES:
Proceeds from borrowings	[2]	832
Repayments of borrowings	[2]	(174)
Interest paid	[2]	(278)
Dividends paid	[2]	(874)
Interest paid on lease liabilities	[2]	(21)
Payments of leases	[2]	(50)
Financing instruments	[2]	(110)
Net cash flows used in financing activities	[2]	(675)
Net decrease in cash and cash equivalents	[2]	(138)
Cash and cash equivalents at the beginning of the period	[2]	1,820
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies	[2]	(124)
Cash and cash equivalents at the end of the period	[2]	$ 1,559

[1]	For the years ended December 31, 2025 and 2024, the Company’s reported amount includes insurance collections of Ps. 83 and Ps. 245, respectively, related to the write-offs of long-lived assets.
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3